N-2 - $ / shares	Mar. 07, 2024	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001572694
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	GOLDMAN SACHS BDC, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	GS BDC’s investment objective is to generate current income and, to a lesser extent, capital appreciation primarily through direct originations of secured debt, including first lien, unitranche, including last out portions of such loans, and second lien debt, and unsecured debt, including mezzanine debt, as well as through select equity investments.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in the Notes involves a significant number of risks. You should carefully consider these risk factors, together with all of the other information included in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference, and any free writing prospectus that we may authorize for us in connection with this offering, before you decide whether to make an investment in the Notes. The risks set forth below are not the only risks GS BDC faces, and GS BDC may face other risks that it has not yet identified, which it does not currently deem material or which are not yet predictable. If any of the following risks occur, GS BDC’s business, financial condition and results of operations could be materially adversely affected. In such case, GS BDC’s NAV and the trading price of the Notes could decline, and you may lose all or part of your investment.
Risks Relating to the Notes
The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness GS BDC has currently incurred or may incur in the future.
The Notes will not be secured by any of GS BDC’s assets or any of the assets of GS BDC’s subsidiaries. As a result, the Notes will be effectively subordinated, or junior, to any secured indebtedness or other obligations GS BDC or its subsidiaries have currently incurred and may incur in the future (or any indebtedness that is initially unsecured that GS BDC later secures) to the extent of the value of the assets securing such indebtedness. The Revolving Credit Facility is currently secured by a first priority security interest in substantially all of GS BDC’s portfolio of investments and cash, with certain exceptions. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of GS BDC’s existing or future secured indebtedness and the secured indebtedness of its subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. Secured indebtedness is effectively senior to the Notes to the extent of the value of such assets. As of December 31, 2023, GS BDC had $1,826.8 million of indebtedness outstanding, of which $854.6 million was unsecured and unsubordinated, and $972.2 million was secured, and, therefore, effectively senior to the Notes. After giving effect to the issuance of the Notes and the use of proceeds therefrom, GS BDC’s total indebtedness would have been approximately $1,826.8 million aggregate principal amount outstanding as of December 31, 2023.
The Notes will be structurally subordinated to the indebtedness and other liabilities of GS BDC’s subsidiaries.
The Notes are obligations exclusively of GS BDC and not of any of its subsidiaries. None of GS BDC’s subsidiaries are guarantors of the Notes and the Notes are not required to be guaranteed by any subsidiaries GS BDC may acquire or create in the future. Except to the extent GS BDC is a creditor with recognized claims against its subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of GS BDC’s subsidiaries will have priority over GS BDC’s equity interests in such subsidiaries (and therefore the claims of GS BDC’s creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if GS BDC is recognized as a creditor of one or more of its subsidiaries, GS BDC’s claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to GS BDC’s claims. Consequently, the Notes will be structurally subordinated, or junior, to all future indebtedness and other obligations (including trade payables) incurred by any of GS BDC’s subsidiaries or financing vehicles that are subsidiaries of GS BDC and any subsidiaries or financing vehicles that GS BDC may in the future acquire or establish. As of December 31, 2023, GS BDC’s subsidiaries had no indebtedness outstanding. However, GS BDC’s subsidiaries may incur indebtedness in the future, all of which would be structurally senior to the Notes.

GS BDC’s current indebtedness could adversely affect its business, financial condition and results of operations and its ability to meet its payment obligations under the Notes and its other debt.
As of December 31, 2023, GS BDC’s total indebtedness was approximately $1,826.8 million aggregate principal amount outstanding, of which approximately $972.2 million was secured by a first priority security interest in substantially all of GS BDC’s portfolio of investments and cash, with certain exceptions, and therefore, effectively senior to the Notes. After giving effect to the issuance of the Notes and the use of proceeds therefrom, GS BDC’s total indebtedness would have been approximately $1,826.8 million aggregate principal amount outstanding as of December 31, 2023. The use of debt could have significant consequences on GS BDC’s future operations, including:

•	making it more difficult for GS BDC to meet its payment and other obligations under the Notes and its other outstanding indebtedness;

•
resulting in an event of default if GS BDC fails to comply with the financial and other restrictive covenants contained in its debt agreements, which event of default could result in substantially all of GS BDC’s debt becoming immediately due and payable;

•	reducing the availability of GS BDC’s cash flow to fund investments, acquisitions and other general corporate purposes, and limiting its ability to obtain additional financing for these purposes;

•	subjecting GS BDC to the risk of increased sensitivity to interest rate increases or changes on its indebtedness with variable interest rates; and

•	limiting GS BDC’s flexibility in planning for, or reacting to, and increasing its vulnerability to, changes in GS BDC’s business, the industry in which GS BDC operates and the general economy.
Any of these factors could have an adverse effect on GS BDC’s business, financial condition and results of operations and its ability to meet its payment obligations under the Notes and its other debt.
GS BDC’s ability to meet its payment and other obligations under its debt instruments depends on its ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond GS BDC’s control.
GS BDC cannot assure you that its business will generate sufficient cash flow from operations or that future borrowings will be available to GS BDC under its financing arrangements or otherwise in an amount sufficient to enable it to pay its indebtedness, including the Notes, or to fund its other liquidity needs. GS BDC may need to refinance all or a portion of its indebtedness, including the Notes, on or before its maturity. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future. GS BDC cannot assure you that it will be able to refinance any of its indebtedness on commercially reasonable terms or at all. If GS BDC cannot service its indebtedness, GS BDC may have to take actions such as selling assets or seeking additional equity. GS BDC cannot assure you that any such actions, if necessary, could be effected on commercially reasonable terms or at all, or on terms that would not be disadvantageous to GS BDC or on terms that would not require it to breach the terms and conditions of GS BDC’s existing or future debt agreements, including its payment obligations under the Notes.
A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to GS BDC or the Notes, if any, or change in the debt markets, could cause the liquidity or market value of the Notes to decline significantly.
GS BDC’s credit ratings are an assessment by rating agencies of its ability to pay its debts when due. Consequently, actual or anticipated changes in GS BDC’s credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither GS BDC nor any underwriter undertakes any obligation to maintain GS BDC’s credit ratings or to advise holders of Notes of any changes in GS BDC’s credit ratings.
The indenture will contain limited protection for holders of the Notes.
The indenture offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict GS BDC’s or any of its subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on GS BDC’s or its subsidiaries’ ability to:

•
issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be pari passu, or equal, in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the value of the assets securing such indebtedness, (3) indebtedness or other obligations of GS BDC that are guaranteed by one or more of its subsidiaries and which therefore are structurally senior to the Notes and (4) securities, indebtedness or other obligations incurred by GS BDC’s subsidiaries that would be senior to GS BDC’s equity interests in its subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of those subsidiaries, in each case other than an incurrence of indebtedness or other obligations that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act or any successor provisions of the Investment Company Act, but giving effect, in either case, to any exemptive relief granted to GS BDC by the SEC. Currently, these provisions generally prohibit GS BDC from incurring additional borrowings, including through the issuance of additional debt securities, unless GS BDC’s asset coverage, as defined in the Investment Company Act, equals at least 150% after such borrowings;

•	pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;

•	sell assets (other than certain limited restrictions on GS BDC’s ability to consolidate, merge or sell all or substantially all of its assets);

•	create liens (including liens on the shares of GS BDC’s subsidiaries) or enter into sale and leaseback transactions;

•	enter into transactions with affiliates;

•	make investments; or

•	create restrictions on the payment of dividends or other amounts to GS BDC from GS BDC’s subsidiaries.
Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that GS BDC experiences changes (including significant adverse changes) in its financial condition, results of operations or credit ratings, as they do not require that GS BDC or its subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity.
GS BDC’s ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for GS BDC to satisfy its obligations with respect to the Notes or negatively affecting the trading value of the Notes.

Certain of GS BDC’s current debt instruments include more protections for their holders than the indenture and the Notes. In addition, other debt GS BDC issues or incurs in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.
The optional redemption provision may materially adversely affect your return on the Notes.
The Notes are redeemable in whole or in part at any time or from time to time at GS BDC’s option. GS BDC may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the Notes being redeemed.
If GS BDC defaults on its obligations to pay its other indebtedness, GS BDC may not be able to make payments on the Notes.
Any default under the agreements governing GS BDC’s indebtedness, or under other indebtedness to which GS BDC may be a party, that is not waived by the required lenders or holders, and the remedies thereunder that are sought by the holders of such indebtedness, could make GS BDC unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes.
If GS BDC is unable to generate sufficient cash flow and is otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on GS BDC’s indebtedness, or if GS BDC otherwise fails to comply with the various covenants, including financial and operating covenants, in the instruments governing GS BDC’s indebtedness, GS BDC could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest; the lenders under GS BDC’s current indebtedness or other debt GS BDC may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against GS BDC’s assets; and GS BDC could be forced into bankruptcy or liquidation.
If GS BDC’s operating performance declines, GS BDC may in the future need to seek to obtain waivers from the required lenders or holders under the agreements governing its indebtedness, or other indebtedness that GS BDC may incur in the future, to avoid being in default. If GS BDC breaches its covenants under the agreements governing its indebtedness and seeks a waiver, GS BDC may not be able to obtain a waiver from the required lenders or holders. If this occurs, GS BDC would be in default and its lenders or debt holders could exercise their rights as described above, and GS BDC could be forced into bankruptcy or liquidation.
If GS BDC is unable to repay debt, lenders having secured obligations, including the lenders under the Revolving Credit Facility, could proceed against the collateral securing the debt. Because the Revolving Credit Facility and the supplemental indentures governing the 2025 Notes and the 2026 Notes have, the supplemental indenture governing the Notes will have, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder, hereunder or under any debt instrument is accelerated, GS BDC may be unable to repay or finance the amounts due. See “Description of the Notes” in this prospectus supplement.
GS BDC may not be able to repurchase the Notes upon a Change of Control Repurchase Event.
Upon the occurrence of a Change of Control Repurchase Event, as defined in the indenture that governs the Notes, subject to certain conditions, GS BDC will be required to offer to repurchase all outstanding Notes at 100% of their principal amount, plus accrued and unpaid interest. The source of funds for that purchase of Notes will be GS BDC’s available cash or cash generated from GS BDC’s operations or other potential sources, including borrowings, investment repayments, sales of assets or sales of equity. GS BDC cannot assure you that sufficient funds from such sources will be available at the time of any Change of Control Repurchase Event to make required repurchases of Notes tendered. Before making any such repurchase of Notes, GS BDC would also have to comply with certain requirements under the Revolving Credit Facility, to the extent such requirements remain in effect at such time, or otherwise obtain consent from the lenders under the Revolving Credit Facility. In addition, the supplemental indentures governing the 2025 Notes and the 2026 Notes each contain a provision that would require GS BDC to offer to purchase the 2025 Notes or the 2026 Notes, as applicable, upon the occurrence of a change of control repurchase event (as defined therein). GS BDC’s future debt instruments may also contain similar restrictions and provisions. If the holders of the Notes exercise their right to require GS BDC to repurchase the Notes upon a Change of Control Repurchase Event, the financial effect of this repurchase could cause a default under GS BDC’s existing or future debt instruments, even if the Change of Control Repurchase Event itself would not cause a default. It is possible that GS BDC will not have sufficient funds at the time of the Change of Control Repurchase Event to make the required repurchase of the Notes or GS BDC’s other debt. See “Description of the Notes—Offer to Repurchase Upon a Change of Control Repurchase Event.”
An increase in market interest rates could result in a decrease in the market value of the Notes.
The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase the Notes and market interest rates increase, the market value of the Notes may decline. We cannot predict the future level of market interest rates.
If an active trading market does not develop for the Notes, you may not be able to resell them.
The Notes are a new issue of debt securities and there currently is no trading market for the Notes. GS BDC does not intend to apply for listing of the Notes on any securities exchange or for quotation of the Notes on any automated dealer quotation system. If no active trading market develops, you may not be able to resell the Notes at their fair market value or at all. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, GS BDC’s credit ratings, general economic conditions, GS BDC’s financial condition, performance and prospects and other factors. Certain of the underwriters have advised GS BDC that they currently intend to make a market in the Notes after the offering, but they are not obligated to do so. Such underwriters may discontinue any market-making in the Notes at any time at their sole discretion. In addition, any market-making activity will be subject to limits imposed by law. Accordingly, GS BDC cannot assure you that a liquid trading market will develop for the Notes, that you will be able to sell the Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.

Effects of Leverage [Text Block]
Use of Leverage
Our senior secured revolving credit agreement (as amended, the “Revolving Credit Facility”) with Truist Bank, as administrative agent, and Bank of America, N.A., as syndication agent, our 3.75% Notes due 2025 (the “2025 Notes”), and our 2.875% Notes due 2026 (the “2026 Notes”) allow us to borrow money and lever our investment portfolio, subject to the limitations of the Investment Company Act, with the objective of increasing our yield. This is known as “leverage” and could increase or decrease returns to our stockholders. The use of leverage involves significant risks. We are permitted to borrow amounts such that our asset coverage ratio, as defined in the Investment Company Act, is at least 150% after such borrowing (if certain requirements are met). As of December 31, 2023, our asset coverage ratio based on the aggregate amount outstanding of our senior securities was 187%. We may also refinance or repay any of our indebtedness at any time based on our financial condition and market conditions.
Certain trading practices and investments, such as reverse repurchase agreements, may be considered borrowings or involve leverage and thus may be subject to Investment Company Act restrictions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered borrowings for these purposes. Practices and investments that may involve leverage but are not considered borrowings are not subject to the Investment Company Act’s asset coverage requirement. The amount of leverage that we employ will depend on the assessment by our Investment Adviser and our Board of Directors of market conditions and other factors at the time of any proposed borrowing.

NAV Per Share		$ 14.62
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
CAPITALIZATION
The following table sets forth:

(1)	the actual consolidated capitalization of GS BDC as of December 31, 2023;

(2)
the capitalization of GS BDC as of December 31, 2023, as adjusted to reflect the assumed sale of $400 million aggregate principal amount of the Notes at an offering price of $995.84 per $1,000 principal amount of Notes in this offering, after deducting fees paid to the underwriters and estimated offering expenses of approximately $7.0 million payable by GS BDC and application of the net proceeds as discussed in more detail under “Use of Proceeds.”

You should read this table together with “Use of Proceeds” and the consolidated financial statements and the related notes thereto of GS BDC incorporated by reference in this prospectus supplement or the accompanying prospectus.

	As of December 31, 2023
	(dollar amounts in thousands, except per share data)
	GS BDC	As Adjusted
Cash	$52,363	$52,363
Debt
Revolving Credit Facility	972,241	580, 90 5
2025 Notes	358,459	358,459
2026 Notes	496,094	496,094
Notes offered hereby	—	391, 33 6

Total Debt (1)	1,826,794	1,826,794
Total net assets	1,601,825	1,601,825

Net asset value per share	$14.62	$14.62

(1)
Net of debt issuance costs of approximately $1.54 million relating to the 2025 Notes, debt issuance costs of approximately $3.91 million relating to the 2026 Notes and debt issuance costs of approximately $8.
7
 million relating to the Notes offered hereby.

Risks Relating to the Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to the Notes
The Notes will be unsecured and therefore will be effectively subordinated to any secured indebtedness GS BDC has currently incurred or may incur in the future.
The Notes will not be secured by any of GS BDC’s assets or any of the assets of GS BDC’s subsidiaries. As a result, the Notes will be effectively subordinated, or junior, to any secured indebtedness or other obligations GS BDC or its subsidiaries have currently incurred and may incur in the future (or any indebtedness that is initially unsecured that GS BDC later secures) to the extent of the value of the assets securing such indebtedness. The Revolving Credit Facility is currently secured by a first priority security interest in substantially all of GS BDC’s portfolio of investments and cash, with certain exceptions. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of GS BDC’s existing or future secured indebtedness and the secured indebtedness of its subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. Secured indebtedness is effectively senior to the Notes to the extent of the value of such assets. As of December 31, 2023, GS BDC had $1,826.8 million of indebtedness outstanding, of which $854.6 million was unsecured and unsubordinated, and $972.2 million was secured, and, therefore, effectively senior to the Notes. After giving effect to the issuance of the Notes and the use of proceeds therefrom, GS BDC’s total indebtedness would have been approximately $1,826.8 million aggregate principal amount outstanding as of December 31, 2023.
The Notes will be structurally subordinated to the indebtedness and other liabilities of GS BDC’s subsidiaries.
The Notes are obligations exclusively of GS BDC and not of any of its subsidiaries. None of GS BDC’s subsidiaries are guarantors of the Notes and the Notes are not required to be guaranteed by any subsidiaries GS BDC may acquire or create in the future. Except to the extent GS BDC is a creditor with recognized claims against its subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of GS BDC’s subsidiaries will have priority over GS BDC’s equity interests in such subsidiaries (and therefore the claims of GS BDC’s creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if GS BDC is recognized as a creditor of one or more of its subsidiaries, GS BDC’s claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to GS BDC’s claims. Consequently, the Notes will be structurally subordinated, or junior, to all future indebtedness and other obligations (including trade payables) incurred by any of GS BDC’s subsidiaries or financing vehicles that are subsidiaries of GS BDC and any subsidiaries or financing vehicles that GS BDC may in the future acquire or establish. As of December 31, 2023, GS BDC’s subsidiaries had no indebtedness outstanding. However, GS BDC’s subsidiaries may incur indebtedness in the future, all of which would be structurally senior to the Notes.

GS BDC’s current indebtedness could adversely affect its business, financial condition and results of operations and its ability to meet its payment obligations under the Notes and its other debt.
As of December 31, 2023, GS BDC’s total indebtedness was approximately $1,826.8 million aggregate principal amount outstanding, of which approximately $972.2 million was secured by a first priority security interest in substantially all of GS BDC’s portfolio of investments and cash, with certain exceptions, and therefore, effectively senior to the Notes. After giving effect to the issuance of the Notes and the use of proceeds therefrom, GS BDC’s total indebtedness would have been approximately $1,826.8 million aggregate principal amount outstanding as of December 31, 2023. The use of debt could have significant consequences on GS BDC’s future operations, including:

•	making it more difficult for GS BDC to meet its payment and other obligations under the Notes and its other outstanding indebtedness;

•
resulting in an event of default if GS BDC fails to comply with the financial and other restrictive covenants contained in its debt agreements, which event of default could result in substantially all of GS BDC’s debt becoming immediately due and payable;

•	reducing the availability of GS BDC’s cash flow to fund investments, acquisitions and other general corporate purposes, and limiting its ability to obtain additional financing for these purposes;

•	subjecting GS BDC to the risk of increased sensitivity to interest rate increases or changes on its indebtedness with variable interest rates; and

•	limiting GS BDC’s flexibility in planning for, or reacting to, and increasing its vulnerability to, changes in GS BDC’s business, the industry in which GS BDC operates and the general economy.
Any of these factors could have an adverse effect on GS BDC’s business, financial condition and results of operations and its ability to meet its payment obligations under the Notes and its other debt.
GS BDC’s ability to meet its payment and other obligations under its debt instruments depends on its ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond GS BDC’s control.
GS BDC cannot assure you that its business will generate sufficient cash flow from operations or that future borrowings will be available to GS BDC under its financing arrangements or otherwise in an amount sufficient to enable it to pay its indebtedness, including the Notes, or to fund its other liquidity needs. GS BDC may need to refinance all or a portion of its indebtedness, including the Notes, on or before its maturity. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future. GS BDC cannot assure you that it will be able to refinance any of its indebtedness on commercially reasonable terms or at all. If GS BDC cannot service its indebtedness, GS BDC may have to take actions such as selling assets or seeking additional equity. GS BDC cannot assure you that any such actions, if necessary, could be effected on commercially reasonable terms or at all, or on terms that would not be disadvantageous to GS BDC or on terms that would not require it to breach the terms and conditions of GS BDC’s existing or future debt agreements, including its payment obligations under the Notes.
A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to GS BDC or the Notes, if any, or change in the debt markets, could cause the liquidity or market value of the Notes to decline significantly.
GS BDC’s credit ratings are an assessment by rating agencies of its ability to pay its debts when due. Consequently, actual or anticipated changes in GS BDC’s credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither GS BDC nor any underwriter undertakes any obligation to maintain GS BDC’s credit ratings or to advise holders of Notes of any changes in GS BDC’s credit ratings.
The indenture will contain limited protection for holders of the Notes.
The indenture offers limited protection to holders of the Notes. The terms of the indenture and the Notes do not restrict GS BDC’s or any of its subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on GS BDC’s or its subsidiaries’ ability to:

•
issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be pari passu, or equal, in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the value of the assets securing such indebtedness, (3) indebtedness or other obligations of GS BDC that are guaranteed by one or more of its subsidiaries and which therefore are structurally senior to the Notes and (4) securities, indebtedness or other obligations incurred by GS BDC’s subsidiaries that would be senior to GS BDC’s equity interests in its subsidiaries and therefore rank structurally senior to the Notes with respect to the assets of those subsidiaries, in each case other than an incurrence of indebtedness or other obligations that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act or any successor provisions of the Investment Company Act, but giving effect, in either case, to any exemptive relief granted to GS BDC by the SEC. Currently, these provisions generally prohibit GS BDC from incurring additional borrowings, including through the issuance of additional debt securities, unless GS BDC’s asset coverage, as defined in the Investment Company Act, equals at least 150% after such borrowings;

•	pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;

•	sell assets (other than certain limited restrictions on GS BDC’s ability to consolidate, merge or sell all or substantially all of its assets);

•	create liens (including liens on the shares of GS BDC’s subsidiaries) or enter into sale and leaseback transactions;

•	enter into transactions with affiliates;

•	make investments; or

•	create restrictions on the payment of dividends or other amounts to GS BDC from GS BDC’s subsidiaries.
Furthermore, the terms of the indenture and the Notes do not protect holders of the Notes in the event that GS BDC experiences changes (including significant adverse changes) in its financial condition, results of operations or credit ratings, as they do not require that GS BDC or its subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity.
GS BDC’s ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for GS BDC to satisfy its obligations with respect to the Notes or negatively affecting the trading value of the Notes.

Certain of GS BDC’s current debt instruments include more protections for their holders than the indenture and the Notes. In addition, other debt GS BDC issues or incurs in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.
The optional redemption provision may materially adversely affect your return on the Notes.
The Notes are redeemable in whole or in part at any time or from time to time at GS BDC’s option. GS BDC may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the Notes being redeemed.
If GS BDC defaults on its obligations to pay its other indebtedness, GS BDC may not be able to make payments on the Notes.
Any default under the agreements governing GS BDC’s indebtedness, or under other indebtedness to which GS BDC may be a party, that is not waived by the required lenders or holders, and the remedies thereunder that are sought by the holders of such indebtedness, could make GS BDC unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes.
If GS BDC is unable to generate sufficient cash flow and is otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on GS BDC’s indebtedness, or if GS BDC otherwise fails to comply with the various covenants, including financial and operating covenants, in the instruments governing GS BDC’s indebtedness, GS BDC could be in default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest; the lenders under GS BDC’s current indebtedness or other debt GS BDC may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against GS BDC’s assets; and GS BDC could be forced into bankruptcy or liquidation.
If GS BDC’s operating performance declines, GS BDC may in the future need to seek to obtain waivers from the required lenders or holders under the agreements governing its indebtedness, or other indebtedness that GS BDC may incur in the future, to avoid being in default. If GS BDC breaches its covenants under the agreements governing its indebtedness and seeks a waiver, GS BDC may not be able to obtain a waiver from the required lenders or holders. If this occurs, GS BDC would be in default and its lenders or debt holders could exercise their rights as described above, and GS BDC could be forced into bankruptcy or liquidation.
If GS BDC is unable to repay debt, lenders having secured obligations, including the lenders under the Revolving Credit Facility, could proceed against the collateral securing the debt. Because the Revolving Credit Facility and the supplemental indentures governing the 2025 Notes and the 2026 Notes have, the supplemental indenture governing the Notes will have, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder, hereunder or under any debt instrument is accelerated, GS BDC may be unable to repay or finance the amounts due. See “Description of the Notes” in this prospectus supplement.
GS BDC may not be able to repurchase the Notes upon a Change of Control Repurchase Event.
Upon the occurrence of a Change of Control Repurchase Event, as defined in the indenture that governs the Notes, subject to certain conditions, GS BDC will be required to offer to repurchase all outstanding Notes at 100% of their principal amount, plus accrued and unpaid interest. The source of funds for that purchase of Notes will be GS BDC’s available cash or cash generated from GS BDC’s operations or other potential sources, including borrowings, investment repayments, sales of assets or sales of equity. GS BDC cannot assure you that sufficient funds from such sources will be available at the time of any Change of Control Repurchase Event to make required repurchases of Notes tendered. Before making any such repurchase of Notes, GS BDC would also have to comply with certain requirements under the Revolving Credit Facility, to the extent such requirements remain in effect at such time, or otherwise obtain consent from the lenders under the Revolving Credit Facility. In addition, the supplemental indentures governing the 2025 Notes and the 2026 Notes each contain a provision that would require GS BDC to offer to purchase the 2025 Notes or the 2026 Notes, as applicable, upon the occurrence of a change of control repurchase event (as defined therein). GS BDC’s future debt instruments may also contain similar restrictions and provisions. If the holders of the Notes exercise their right to require GS BDC to repurchase the Notes upon a Change of Control Repurchase Event, the financial effect of this repurchase could cause a default under GS BDC’s existing or future debt instruments, even if the Change of Control Repurchase Event itself would not cause a default. It is possible that GS BDC will not have sufficient funds at the time of the Change of Control Repurchase Event to make the required repurchase of the Notes or GS BDC’s other debt. See “Description of the Notes—Offer to Repurchase Upon a Change of Control Repurchase Event.”
An increase in market interest rates could result in a decrease in the market value of the Notes.
The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase the Notes and market interest rates increase, the market value of the Notes may decline. We cannot predict the future level of market interest rates.
If an active trading market does not develop for the Notes, you may not be able to resell them.
The Notes are a new issue of debt securities and there currently is no trading market for the Notes. GS BDC does not intend to apply for listing of the Notes on any securities exchange or for quotation of the Notes on any automated dealer quotation system. If no active trading market develops, you may not be able to resell the Notes at their fair market value or at all. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, GS BDC’s credit ratings, general economic conditions, GS BDC’s financial condition, performance and prospects and other factors. Certain of the underwriters have advised GS BDC that they currently intend to make a market in the Notes after the offering, but they are not obligated to do so. Such underwriters may discontinue any market-making in the Notes at any time at their sole discretion. In addition, any market-making activity will be subject to limits imposed by law. Accordingly, GS BDC cannot assure you that a liquid trading market will develop for the Notes, that you will be able to sell the Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market does not develop, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.